Description of Business and Basis of Presentation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Mar. 15, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 20, 2022	Oct. 03, 2022	Mar. 31, 2022	Mar. 01, 2022	Dec. 31, 2021	Jan. 17, 2018
Accounting Policies [Abstract]
Stockholders' Equity, Reverse Stock Split	a reverse stock split between 1-for-20 and not more than 1-for-125 at any time on or prior to March 15, 2024. The Company determined on a ratio of 1-for-125 for the
Proceeds from issuance of notes and warrants		$ 1,600
Cash and Cash Equivalents, at Carrying Value		639	$ 2,769			$ 2,761		$ 7,732
Restricted Cash Equivalents, Current		900	900
Working capital deficit		63,300	81,100
Retained Earnings (Accumulated Deficit)		$ 941,048	$ 938,694					$ 860,680
Share Price					$ 0.01
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.01		$ 0.0001	$ 0.0001	$ 0.0001